INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2026
Intangible assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	Note	Development projects	Computer software, licenses and other	Technology	Customer relationships	Brands(i)	Total
Cost:
Balance, at March 31, 2024		$80,367	$69,656	$315,256	$345,318	$199,828	$1,010,425
Additions		32,826	10,391	116	—	745	44,078
Acquisition of subsidiaries	5	—	1,991	10,200	45,743	17,041	74,975
Disposals		(723)	(1,843)	—	(164)	—	(2,730)
Exchange and other adjustments (ii)		16,356	2,519	20,334	(96,261)	10,411	(46,641)
Balance, at March 31, 2025		$128,826	$82,714	$345,906	$294,636	$228,025	$1,080,107
Additions		31,102	11,952	80	—	—	43,134
Acquisition of subsidiaries (iii)	5	—	—	—	521	372	893
Disposals		(2,754)	(853)	(2,232)	(760)	—	(6,599)
Exchange and other adjustments (ii)		4,225	(5,503)	(28,795)	(7,952)	(4,625)	(42,650)
Balance, at March 31, 2026		$161,399	$88,310	$314,959	$286,445	$223,772	$1,074,885

		Development projects	Computer software, licenses and other	Technology	Customer relationships	Brands(i)	Total
Amortization:
Balance, at March 31, 2024		$(34,045)	$(38,085)	$(99,364)	$(152,973)	$(6,411)	$(330,878)
Amortization		(9,135)	(11,431)	(32,616)	(29,065)	(2,925)	(85,172)
Disposals		723	1,843	—	164	—	2,730
Exchange and other adjustments (ii)		(9,259)	(1,308)	(7,818)	107,785	2,344	91,744
Balance, at March 31, 2025		$(51,716)	$(48,981)	$(139,798)	$(74,089)	$(6,992)	$(321,576)
Amortization		(14,553)	(13,005)	(31,472)	(25,233)	(6,319)	(90,582)
Disposals		2,754	793	2,232	760	—	6,539
Exchange and other adjustments (ii)		(3,285)	6,797	25,804	2,440	3,188	34,944
Balance, at March 31, 2026		$(66,800)	$(54,396)	$(143,234)	$(96,122)	$(10,123)	$(370,675)
Net book value:
At March 31, 2026		$94,599	$33,914	$171,725	$190,323	$213,649	$704,210
At March 31, 2025		$77,110	$33,733	$206,108	$220,547	$221,033	$758,531
The Company has assessed a portion of its brand intangible assets to have a useful life of five years. The carrying amount of the intangible assets estimated to have an indefinite life as at March 31, 2026 was $200,846 (March 31, 2025 - $200,473).
(ii) Represents translation from the functional currency of the related foreign operations into Canadian dollars at the period-end exchange rate, and includes the elimination of intangible assets that have been fully amortized. The resulting exchange differences are recognized in the consolidated statements of comprehensive income.

(iii) Includes measurement period adjustments in accordance with IFRS 3. There were no acquisitions recorded for the year ended March 31, 2026.
Research and development costs that are not eligible for capitalization of $16,584 have been expensed and are recognized in cost of revenues (March 31, 2025 - 10,632).
The Company performed its annual impairment test of indefinite-lived intangible assets in the fourth quarter. The recoverable amount of the related CGUs was estimated based on a value in use calculation using the present value of the future cash flows expected to be derived by the related CGU. This approach requires management to estimate cash flows that include earnings from operations less capital expenditures and related tax effects.

In determining future cash flows, the budgeted results for the year ending March 31, 2027, as presented to and approved by the Board, were extrapolated for a five-year period, followed by a terminal calculation based on the fifth year forecasted amount. The estimated cash flows are based on historical data and past experience of operating within the each market. The average revenue growth rate used for the intangible asset impairment testing of indefinite-lived brands was 5.2% (March 31, 2025 - 6.1%). The terminal growth rate used in the impairment testing was 3% (March 31, 2025 - 3%). The rates used to project cash flows are based on management's expectations for the growth of the cash generating unit. Management used a discount rate range from 10.0% to 15.5% (March 31, 2025 - 11.0% to 19.5%), depending on the characteristics of the CGU, to determine the present value of future cash flows. As a result of the analysis, management did not identify an impairment of the indefinite lived intangible assets and any reasonable change in assumptions would not result in impairment.